Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance	Mar. 31, 2023 shares
Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance [Line Items]
Common stock reserved for future issuance	52,462,974
Warrants to Purchase Common Stock [Member]
Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance [Line Items]
Common stock reserved for future issuance	18,815,453
Common stock options and RSUs [Member]
Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance [Line Items]
Common stock reserved for future issuance	14,390,934
Earnout shares [Member]
Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance [Line Items]
Common stock reserved for future issuance	14,639,187
Equity awards available for future grants [Member]
Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance [Line Items]
Common stock reserved for future issuance	4,617,400